Lease Liability - Schedule of Agreement for the Lease (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Less than 6 months [Member]
Lease liability
Lease liability	$ 6,132	$ 16,072
6 – 12 months [Member]
Lease liability
Lease liability	6,132	16,072
Between 1 and 2 years [Member]
Lease liability
Lease liability	19,417	32,144
Between 2 and 5 years [Member]
Lease liability
Lease liability
Total contractual cashflows [Member]
Lease liability
Lease liability	31,681	64,288
Carrying amount of lease liabilities [Member]
Lease liability
Lease liability	$ 27,963	$ 33,638